Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 59.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Autozone	3.25% due 04/15/2025	$300,000	$291,476	2.4%

VF	2.40% due 04/23/2025	67,000	64,028	0.5%

			355,504	2.9%
Consumer Staples

Church & Dwight	2.875% due 10/01/2022	350,000	349,605	2.8%

Costco Wholesale	2.75% due 05/18/2024	385,000	381,768	3.1%

Dollar General	4.15% due 11/01/2025	300,000	298,745	2.4%

Procter & Gamble	2.80% due 03/25/2027	200,000	192,894	1.6%

Walmart	2.85% due 07/08/2024	325,000	320,472	2.6%

			1,543,484	12.5%
Financials

Bank of America Corp	3.50% due 04/19/2026	400,000	389,741	3.2%

JPMorgan Chase & Co	3.30% due 04/01/2026	250,000	242,483	2.0%

Paypal Holdings	2.65% due 10/01/2026	300,000	285,014	2.3%

Swiss Re America Holding	7.00% due 02/15/2026	330,000	357,287	2.9%

Visa	3.15% due 12/14/2025	350,000	342,354	2.8%

			1,616,879	13.2%
Health Care

Gilead Sciences	2.50% due 09/01/2023	400,000	395,094	3.2%

Johnson & Johnson	2.45% due 03/01/2026	50,000	48,094	0.3%

			443,188	3.5%
Materials

BHP Billiton Fin USA	3.85% due 09/30/2023	50,000	50,064	0.4%

Carlisle Cos	3.75% due 11/15/2022	100,000	99,940	0.8%

DuPont De Nemours	4.493% due 11/15/2025	383,000	386,011	3.1%

Kinross Gold	5.95% due 03/15/2024	250,000	254,516	2.1%

Mosaic	4.25% due 11/15/2023	100,000	100,118	0.8%

			890,649	7.2%
Technology

Microsoft	2.375% due 05/01/2023	395,000	392,449	3.2%

Oracle Corp	2.95% due 05/15/2025	225,000	215,796	1.7%

Qualcomm	2.60% due 01/30/2023	400,000	398,897	3.2%

Take-Two Interactive SOF	3.70% due 04/14/2027	250,000	240,942	2.0%

			1,248,084	10.1%
Utilities

Edison International	3.55% due 11/15/2024	350,000	342,314	2.8%

Exelon Generation	3.25% due 06/01/2025	400,000	388,415	3.2%

Florida Power & Light	2.85% due 04/01/2025	320,000	313,339	2.5%

PacifiCorp	2.95% due 06/01/2023	250,000	248,235	2.0%

			1,292,303	10.5%

Total Corporate Bonds	(Cost $7,700,714)		$7,390,091	59.9%

Government Bonds – 34.6%

Government Sponsored

Federal Farm Credit Bank	3.50% due 12/20/2023	$200,000	$199,992	1.6%

Federal Home Loan Bank	3.375% due 12/08/2023	250,000	249,303	2.1%

			449,295	3.7%
United States Treasury Bills

United States Cash Management Bill	0.00% due 10/13/2022	728,000	726,034	5.9%

United States Cash Management Bill	0.00% due 01/05/2023	300,000	296,881	2.4%

United States Cash Management Bill	0.00% due 04/20/2023	300,000	294,138	2.4%

			1,317,053	10.7%
United States Treasury Notes

United States Treasury Note	2.50% due 08/15/2023	800,000	792,688	6.4%

United States Treasury Note	2.25% due 10/31/2024	100,000	97,523	0.8%

United States Treasury Note	2.875% due 04/30/2025	400,000	393,781	3.2%

United States Treasury Note	2.625% due 12/31/2025	900,000	876,832	7.1%

United States Treasury Note	2.375% due 05/15/2027	350,000	335,207	2.7%

			2,496,031	20.2%

Total Government Bonds	(Cost $4,393,795)		$4,262,379	34.6%

Total investments		(Cost $12,094,509)	$11,652,470	94.5%

Other assets (net of liabilities)			674,976	5.5%

Total net assets			$12,327,446	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 64.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Home Depot	5.875% due 12/16/2036	$300,000	$337,987	3.3%

Lowe’s	5.80% due 10/15/2036	250,000	258,008	2.6%

			595,995	5.9%

Consumer Staples

Kimberly Clark	5.30% due 03/01/2041	100,000	104,837	1.0%

Procter & Gamble	5.50% due 02/01/2034	200,000	222,348	2.2%

Unilever Capital	5.90% due 11/15/2032	200,000	226,557	2.2%

			553,742	5.4%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	108,992	1.1%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	238,155	2.4%

Statoil	7.15% due 01/15/2029	224,000	258,780	2.5%

			605,927	6.0%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	245,625	2.4%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	234,042	2.3%

Chubb Ina Holdings	4.35% due 11/03/2045	100,000	94,343	0.9%

State Street(Quarterly US LIBOR plus 100)(1)	2.82886% due 06/15/2047	100,000	76,792	0.8%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	218,137	2.1%

			868,939	8.5%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	260,167	2.6%

Johnson & Johnson	4.95% due 05/15/2033	226,000	245,644	2.4%

Johnson & Johnson	5.85% due 07/15/2038	50,000	57,692	0.6%

Medtronic	4.375% due 03/15/2035	260,000	258,886	2.5%

Merck & Co.	6.50% due 12/01/2033	215,000	255,869	2.5%

			1,078,258	10.6%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	317,910	3.1%

Deere & Co.	8.10% due 05/15/2030	95,000	118,622	1.2%

United Technologies	6.05% due 06/01/2036	250,000	277,781	2.7%

			714,313	7.0%

Materials

Praxair	3.55% due 11/07/2042	350,000	301,988	3.0%

			301,988	3.0%

Technology

Apple	4.50% due 02/23/2036	350,000	362,938	3.6%

Intel	4.00% due 12/15/2032	360,000	347,682	3.4%

Microsoft	4.20% due 11/03/2035	350,000	356,490	3.5%

Microsoft	5.30% due 02/08/2041	50,000	56,679	0.5%

			1,123,789	11.0%

Utilities

Alabama Power	4.15% due 08/15/2044	200,000	178,143	1.8%

Entergy Louisiana	5.40% due 11/01/2024	200,000	204,696	2.0%

Florida Power & Light	5.95% due 10/01/2033	100,000	110,920	1.1%

Puget Sound Energy	4.434% due 11/15/2041	300,000	269,410	2.6%

			763,169	7.5%

Total Corporate Bonds	(Cost $7,280,872)		$6,606,120	64.9%

Government Bonds – 27.1%

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$182,987	1.8%

			182,987	1.8%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	189,178	1.9%

United States Treasury Bond	6.25% due 05/15/2030	75,000	90,486	0.9%

United States Treasury Bond	3.125% due 11/15/2041	145,000	137,042	1.3%

United States Treasury Bond	3.375% due 11/15/2048	560,000	557,222	5.5%

United States Treasury Bond	6.125% due 08/15/2029	225,000	265,078	2.6%

United States Treasury Bond	5.375% due 02/15/2031	400,000	464,438	4.6%

United States Treasury Bond	4.25% due 05/15/2039	770,000	866,942	8.5%

			2,570,386	25.3%
Total Government Bonds	(Cost $3,161,413)		$2,753,373	27.1%

Municipal Bonds – 1.6%

Municipal Leases

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	$160,000	$160,000	1.6%

Total Municipal Bonds	(Cost $160,000)		$160,000	1.6%

Total investments		(Cost $10,602,285)	$9,519,493	93.6%

Other assets (net of liabilities)			656,509	6.4%

Total net assets			$10,176,002	100.0%

(1)	Variable rate security. The interest rate represents the rate in effect at August 31, 2022 and resets periodically based on the parenthetically disclosed reference rate and spread.

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 53.2%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Internet Media
Alphabet, Class A(2)	2,000	$216,440	United States	1.2%

Telecom Carriers
BCE	4,000	192,800	Canada	1.1%
Telus	8,000	180,160	Canada	1.0%
		372,960		2.1%
		589,400		3.3%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	2,800	116,060	United States	0.6%

Home Products Stores
Home Depot	600	173,052	United States	1.0%
Lowe’s	1,400	271,796	United States	1.5%
		444,848		2.5%

Specialty Apparel Stores
Ross Stores	1,650	142,346	United States	0.8%
TJX Companies	2,200	137,170	United States	0.7%
		279,516		1.5%
		840,424		4.6%
Consumer Staples

Beverages
PepsiCo	1,250	215,337	United States	1.2%

Household Products
Procter & Gamble	1,150	158,631	United States	0.9%

Packaged Food
Nestle ADR	1,900	222,414	Switzerland	1.2%
		596,382		3.3%
Energy

Exploration & Production
ConocoPhillips	4,000	437,800	United States	2.4%

Integrated Oils
Shell Plc ADR	5,100	270,198	Netherlands	1.5%

Refining & Marketing
Phillips 66	1,100	98,406	United States	0.6%
		806,404		4.5%
Financials

Consumer Finance
Mastercard, Class A	500	162,185	United States	0.9%
Visa	900	178,839	United States	1.0%
		341,024		1.9%

Institutional Brokerage
Virtu Financial	9,000	206,640	United States	1.1%

P&C Insurance
Chubb	810	153,131	Switzerland	0.9%
		700,795		3.9%
Health Care

Large Pharma
Bristol-Myers Squibb	4,000	269,640	United States	1.5%
Johnson & Johnson	1,515	244,430	United States	1.4%
Novo Nordisk ADR	2,450	259,945	Denmark	1.4%
Pfizer	4,100	185,443	United States	1.0%
Roche Holding AG - Genusschein	500	161,377	Switzerland	0.9%
		1,120,835		6.2%

Managed Care
UnitedHealth Group	300	155,799	United States	0.9%

Medical Devices
Abbott Laboratories	2,700	277,155	United States	1.5%
		1,553,789		8.6%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	189,350	United States	1.0%
Johnson Controls International	5,350	289,649	United States	1.6%
		478,999		2.6%

Electrical Power Equipment
Eaton	2,000	273,280	United States	1.5%

Flow Control Equipment
Parker Hannifin	800	212,000	United States	1.2%

Industrial Distribution & Rental
Fastenal	2,800	140,924	United States	0.8%

Industrial Machinery
Illinois Tool Works	525	102,286	United States	0.6%

Rail Freight
Canadian National Railway	2,000	237,820	Canada	1.3%
Canadian Pacific Railway	2,018	151,067	Canada	0.8%
		388,887		2.1%

Waste Management
Republic Services	950	135,584	United States	0.8%
		1,731,960		9.6%
Materials

Basic & Diversified Chemicals
Linde	1,000	282,860	Ireland	1.6%

Precious Metal Mining
Barrick Gold	10,000	148,500	Canada	0.8%
Newmont	4,000	165,440	United States	0.9%
		313,940		1.7%

Specialty Chemicals
RPM International	1,400	130,424	United States	0.7%

		727,224		4.0%
Technology

Communications Equipment
Apple	2,300	361,606	United States	2.0%
Motorola Solutions	770	187,425	United States	1.0%
		549,031		3.0%

Consumer Electronics
Sony ADR	1,900	150,765	Japan	0.8%

Infrastructure Software
Microsoft	800	209,176	United States	1.2%
Oracle	3,100	229,865	United States	1.2%
		439,041		2.4%
Semiconductor Devices
Infineon Technologies ADR	4,775	117,131	Germany	0.6%
Micron Technology(2)	1,400	79,142	United States	0.4%
NXP Semiconductors	950	156,351	Netherlands	0.9%
Qualcomm	600	79,362	United States	0.5%
		431,986		2.4%
		1,570,823		8.6%
Utilities

Integrated Utilities
Duke Energy	1,600	171,056	United States	0.9%
NextEra Energy	4,000	340,240	United States	1.9%
		511,296		2.8%

Total Common Stocks	(Cost $5,991,914)	$9,628,497		53.2%

Corporate Bonds – 23.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$174,014	0.9%

Comcast	5.65% due 06/15/2035	300,000	322,088	1.8%

Walt Disney	6.40% due 12/15/2035	250,000	288,586	1.6%
			784,688	4.3%
Consumer Discretionary

Expedia Group	5.00% due 02/15/2026	250,000	250,852	1.4%

Lowe’s	4.25% due 09/15/2044	250,000	207,388	1.1%

Stanford University	4.013% due 05/01/2042	100,000	94,568	0.6%
			552,808	3.1%
Consumer Staples

Coca Cola	1.00% due 03/15/2028	250,000	215,922	1.2%

Financials

Charles Schwab	3.00% due 03/10/2025	300,000	293,527	1.6%

Welltower	4.25% due 04/15/2028	350,000	341,326	1.9%
			634,853	3.5%
Health Care

Cardinal Health	3.50% due 11/15/2024	155,000	153,929	0.8%

Gilead Sciences	3.70% due 04/01/2024	250,000	249,538	1.4%
			403,467	2.2%

Industrials

Burlington Nothern Santa Fe	6.20% due 08/15/2036	150,000	172,311	1.0%

CSX Corp	4.65% due 03/01/2068	300,000	277,022	1.5%

Fedex	3.90% due 02/01/2035	250,000	226,940	1.3%

Legrand France Yankee	8.50% due 02/15/2025	170,000	187,177	1.0%

Union Pacific	3.375% due 02/01/2035	250,000	222,581	1.2%
			1,086,031	6.0%
Technology

Qualcomm	3.25% due 05/20/2027	220,000	215,066	1.2%

Utilities

Pacificorp	6.00% due 01/15/2039	250,000	273,586	1.5%

Total Corporate Bonds	(Cost $4,571,178)		$4,166,421	23.0%

Government Bonds – 16.1%

United States Treasury Bills

United States Treasury Bill	0.00% due 09/29/2022	$250,000	$249,587	1.4%

United States Treasury Bill	0.00% due 10/13/2022	500,000	498,649	2.8%

United States Treasury Bill	0.00% due 01/26/2023	250,000	246,925	1.3%
			995,161	5.5%
United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	438,000	449,737	2.5%

United States Treasury Bond	4.50% due 02/15/2036	137,000	158,401	0.9%

United States Treasury Bond	3.625% due 02/15/2044	155,000	156,096	0.8%
			764,234	4.2%
United States Treasury Notes

United States Treasury Note	2.75% due 11/15/2023	350,000	347,115	1.9%

United States Treasury Note	2.00% due 05/31/2024	80,000	78,050	0.4%

United States Treasury Note	1.125% due 01/15/2025	400,000	378,813	2.1%

United States Treasury Note	2.00% due 11/30/2022	250,000	249,486	1.4%

United States Treasury Note	1.625% due 04/30/2023	106,000	104,803	0.6%
			1,158,267	6.4%

Total Government Bonds	(Cost $2,957,829)		$2,917,662	16.1%

Municipal Bonds – 1.2%

General Obligation

Skagit SD #1	4.613% due 12/01/2022	$100,000	$100,059	0.6%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	113,174	0.6%

Total Municipal Bonds	(Cost $219,384)		$213,233	1.2%

Total investments	(Cost $13,740,305)		$16,925,813	93.5%

Other Assets (net of liabilities)			1,177,387	6.5%

Total net assets			$18,103,200	100.0%
(1)	Country of domicile
(2)	Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 44.8%		Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Entertainment Content
Warner Bros Discovery(2)		1,814	$24,017	United States	0.3%

Telecom Carriers
AT&T		7,500	131,550	United States	1.5%
Orange ADR		20,000	201,800	France	2.3%
SK Telecom ADR		6,073	129,659	South Korea	1.5%
Telenor ASA		12,000	131,497	Norway	1.5%
Verizon Communications		5,000	209,050	United States	2.4%
			803,556		9.2%

			827,573		9.5%
Consumer Discretionary

Automobiles
Volkswagen AG		1,500	213,486	Germany	2.4%

Consumer Staples

Household Products
Haleon Plc ADR(2)		5,000	29,900	United Kingdom	0.3%

Energy

Exploration & Production
Woodside Energy Group		1,987	45,323	Australia	0.5%

Integrated Oils
Shell Plc ADR		3,800	201,324	Netherlands	2.3%
Total ADR		3,800	191,938	France	2.2%
			393,262		4.5%
			438,585		5.0%
Financials

Banks
Skandinaviska Enskilda Banken, Class A		25,000	249,845	Sweden	2.8%

Institutional Brokerage
Virtu Financial		7,500	172,200	United States	2.0%

Investment Companies
ICAHN Enterprises Depositary Unit		3,000	154,950	United States	1.8%

			576,995		6.6%
Health Care

Large Pharma
GlaxoSmithKline ADR		4,000	129,920	United Kingdom	1.5%
Novartis ADR		2,500	201,300	Switzerland	2.3%

			331,220		3.8%
Materials

Base Metals
Norsk Hydro ASA		25,000	172,015	Norway	2.0%
South32 ADR		19,000	265,050	Australia	3.0%
Southern Copper		3,500	164,745	Peru	1.9%
			601,810		6.9%

Steel Raw Material Suppliers
BHP Biliton ADR		5,500	301,895	Australia	3.4%

			903,705		10.3%
Technology

Communications Equipment
Cisco Systems		5,000	223,600	United States	2.5%

Consumer Electronics
Nintendo		500	205,116	Japan	2.3%

Infrastructure Software
Micro Focus International ADR		30,000	180,900	United Kingdom	2.1%

			609,616		6.9%

Total Common Stocks		(Cost $4,182,834)	$3,931,080		44.8%

Corporate Bonds – 31.6%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Communications

Comcast	4.65% due 07/15/2042	$250,000	$236,530	United States	2.7%

Netflix	4.375% due 11/15/2026	250,000	242,500	United States	2.8%

			479,030		5.5%
Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	148,125	United States	1.6%

Delta Air Lines	3.75% due 10/28/2029	250,000	203,033	United States	2.3%

Ford Motor	6.375% due 02/01/2029	220,000	225,500	United States	2.6%

MDC Holdings	3.85% due 01/15/2030	200,000	164,011	United States	1.9%

YUM! Brands	3.625% due 03/15/2031	195,000	164,229	United States	1.9%

			904,898		10.3%
Consumer Staples

Grupo Bimbo(3)	4.875% due 06/27/2044	200,000	187,114	Mexico	2.1%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	49,125	Brazil	0.6%

Petrobras International Finance	6.75% due 01/27/2041	80,000	78,520	Brazil	0.9%

			127,645		1.5%
Financials

Lincoln National Corp(Quarterly US LIBOR plus 2.04%)(4)	4.74986% due 04/20/2067	250,000	186,617	United States	2.1%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	201,036	United Kingdom	2.3%

			387,653		4.4%
Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	205,103	United States	2.4%

CSX Corp	4.65% due 03/01/2068	250,000	230,852	United States	2.6%

Norfolk Southern Corp	5.10% due 08/01/2118	275,000	247,495	United States	2.8%

			683,450		7.8%

Total Corporate Bonds	(Cost $3,116,218)		$2,769,790		31.6%

Government Bonds – 13.9%

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$139,001	Colombia	1.6%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	134,007	Brazil	1.5%

Republic of Argentina	1.00% due 07/09/2029	9,276	2,149	Argentina	0.0%(5)

Republic of Argentina	0.125% due 07/09/2046	242,500	55,396	Argentina	0.7%

			330,553		3.8%

United States Treasury Bills

United States Treasury Bill	0.00% due 10/13/2022	400,000	398,920	United States	4.5%

United States Treasury Bill	0.00% due 01/26/2023	500,000	493,849	United States	5.6%

			892,769		10.1%

Total Government Bonds	(Cost $1,497,138)		$1,223,322		13.9%

Municipal Bonds – 0.6%

Real Estate

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	51,388	United States	0.6%

Total Municipal Bonds	(Cost $50,174)		$51,388		0.6%

Total investments		(Cost $8,846,364)	$7,975,580		90.9%
Other assets (net of liabilities)			798,383		9.1%

Total net assets			$8,773,963		100.0%

(1) Denotes a country or region of primary exposure

(2) Non-income producing

(3) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2022, the aggregate value of these securities was $187,114 representing 2.1% of net assets.

(4) Variable rate security. The interest rate represents the rate in effect at August 31, 2022 and resets periodically based on the parenthetically disclosed reference rate and spread.

(5) Less than 0.05%

ADR: American Depositary Receipt

BRL: Brazilian Real

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 97.7%	Number of Shares	Market Value	Percentage of Net Assets
Communications
Internet Media

Alphabet, Class A(1)	31,680	$3,428,410	6.4%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Nike, Class B	10,276	1,093,880	2.0%

E-Commerce Discretionary

Amazon.com(1)	26,980	3,420,255	6.3%

Home Improvement

Stanley Black & Decker	9,600	845,760	1.6%

Home Products Stores

Lowe’s	11,200	2,174,368	4.0%

Other Commercial Services

Ecolab	2,850	466,915	0.9%

Specialty Apparel Stores

Lululemon Athletica(1)	2,000	599,920	1.1%

TJX Companies	19,000	1,184,650	2.2%
		1,784,570	3.3%

		9,785,748	18.1%
Consumer Staples
Beverages

Monster Beverage	16,100	1,430,163	2.6%

Mass Merchants

Costco Wholesale	3,509	1,832,049	3.4%

		3,262,212	6.0%
Financials
Banks

PNC Financial Services Group	6,800	1,074,400	2.0%

Consumer Finance

Mastercard, Class A	8,914	2,891,434	5.4%

Paypal(1)	12,000	1,121,280	2.0%
		4,012,714	7.4%

		5,087,114	9.4%

Health Care
Managed Care

Elevance Health	1,800	873,198	1.6%

Medical Devices

Abbott Laboratories	20,799	2,135,017	4.0%

Edwards Lifesciences(1)	10,500	946,050	1.7%

Stryker	5,000	1,026,000	1.9%
		4,107,067	7.6%

Specialty Pharma

Horizon Therapeutics(1)	18,000	1,065,780	2.0%

		6,046,045	11.2%

Industrials
Commercial & Residential Building Equipment & Systems

Johnson Controls International	22,500	1,218,150	2.3%

Measurement Instruments

Trimble(1)	17,000	1,075,250	2.0%

		2,293,400	4.3%
Materials
Agricultural Chemicals

Corteva	27,500	1,689,325	3.1%

Specialty Chemicals

RPM International	18,000	1,676,880	3.1%

		3,366,205	6.2%
Technology
Application Software

Adobe(1)	4,810	1,796,247	3.3%

Take-Two Interactive Software(1)	9,000	1,103,040	2.0%

Tyler Technologies(1)	3,000	1,114,530	2.1%
		4,013,817	7.4%

Communications Equipment

Apple	35,500	5,581,310	10.3%

Motorola Solutions	6,000	1,460,460	2.8%
		7,041,770	13.1%

Infrastructure Software

Microsoft	18,920	4,947,012	9.2%

Oracle	17,500	1,297,625	2.4%
		6,244,637	11.6%

Semiconductor Devices

NVIDIA	2,900	437,726	0.8%

Qualcomm	4,700	621,669	1.2%

Texas Instruments	6,600	1,090,386	2.0%
		2,149,781	4.0%

		19,450,005	36.1%

Total investments	(Cost $25,329,148)	$52,719,139	97.7%

Other assets (net of liabilities)		1,221,899	2.3%

Total net assets		$53,941,038	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 90.2%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Carriers

Telus	78,000	$1,756,560	Canada	3.2%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Hermes International	500	640,766	France	1.2%

E-Commerce Discretionary

MercadoLibre(2)	3,400	2,908,224	Argentina	5.4%

Specialty Apparel Stores

Lululemon Athletica(2)	3,500	1,049,860	United States	1.9%

		4,598,850		8.5%

Consumer Staples

Household Products

L’Oreal	2,000	687,299	France	1.3%

Reckitt Benckiser Group	12,000	927,456	United Kingdom	1.7%

Unilever ADR	13,000	590,070	United Kingdom	1.1%
		2,204,825		4.1%

Packaged Food

Danone SA	20,000	1,053,035	France	1.9%

		3,257,860		6.0%

Energy

Integrated Oils

TotalEnergies ADR	5,000	252,550	France	0.5%

Health Care

Large Pharma

Novartis ADR	15,600	1,256,112	Switzerland	2.3%

Novo Nordisk ADR	32,300	3,427,030	Denmark	6.3%

Roche Holding AG - Genusschein	3,600	1,161,912	Switzerland	2.2%
		5,845,054		10.8%

Medical Equipment

Alcon	25,000	1,642,000	Switzerland	3.0%

Siemens Healthineers AG	20,000	977,907	Germany	1.8%
		2,619,907		4.8%

		8,464,961		15.6%

Industrials

Commercial & Residential Building Equipment & Systems

Legrand	14,000	1,013,571	France	1.9%

NIBE Industrier AB Class B	34,000	319,203	Sweden	0.6%
		1,332,774		2.5%

Infrastructure Construction

Alfen Beheer BV(2)	2,700	305,410	Netherlands	0.5%

Rail Freight

Canadian National Railway	10,000	1,189,100	Canada	2.2%

		2,827,284		5.2%

Materials

Basic & Diversified Chemicals

Linde	5,500	1,555,730	Ireland	2.9%

Precious Metal Mining

Barrick Gold	25,000	371,250	Canada	0.7%

Specialty Chemicals

DSM Koninklijke	3,500	446,571	Netherlands	0.8%

Johnson Matthey	45,000	1,051,606	United Kingdom	1.9%
		1,498,177		2.7%

Steel Raw Material Suppliers

BHP Biliton ADR	6,000	329,340	Australia	0.6%

Rio Tinto ADR	32,800	1,846,312	United Kingdom	3.4%
		2,175,652		4.0%

		5,600,809		10.3%
Technology

Application Software

Dassault Systemes ADR	78,215	3,023,010	France	5.6%

NICE Systems ADR	17,010	3,629,423	Israel	6.7%
		6,652,433		12.3%

Consumer Electronics

Nintendo	3,400	1,394,791	Japan	2.5%

Sony ADR	25,000	1,983,750	Japan	3.7%
		3,378,541		6.2%

Electronics Components

Varta AG	3,200	224,637	Germany	0.4%

Information Services

Experian	18,000	547,113	United States	1.0%

Wolters Kluwer	41,000	4,011,903	Netherlands	7.4%
		4,559,016		8.4%

IT Services

Accenture, Class A	8,100	2,336,526	Ireland	4.3%

Semiconductor Manufacturing

ASML	5,725	2,804,907	Netherlands	5.2%

		19,956,060		36.8%
Utilities

Power Generation

Iberdrola	89,851	936,061	Spain	1.7%

Northland Power	38,000	1,311,000	Canada	2.4%

		2,247,061		4.1%

Total investments	(Cost $29,710,494)	$48,961,995		90.2%

Other assets		5,336,032		9.8%

Total net assets		$54,298,027		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 88.3%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Entertainment Content

Walt Disney Company(2)	2,600	$291,408	United States	1.5%

Consumer Discretionary

Apparel, Footwear & Accessory Design

adidas ADR	4,395	326,021	Germany	1.7%

Home Products Stores

Home Depot	1,500	432,630	United States	2.3%

Lowe’s	2,400	465,936	United States	2.4%

Tractor Supply	2,500	462,875	United States	2.4%
		1,361,441		7.1%

Other Commercial Services

Ecolab	1,500	245,745	United States	1.3%

Restaurants

Starbucks	3,213	270,117	United States	1.4%

Specialty Apparel Stores

TJX Companies	5,000	311,750	United States	1.7%

		2,515,074		13.2%

Consumer Staples

Household Products

Haleon Plc ADR(2)	11,500	68,770	United Kingdom	0.4%

L’Oreal ADR	5,400	371,412	France	1.9%

Reckitt Benckiser Group ADR	33,400	522,042	United Kingdom	2.7%

Unicharm ADR	40,500	281,070	Japan	1.5%

Unilever ADR	6,600	299,574	United Kingdom	1.6%
		1,542,868		8.1%

Packaged Food

Danone ADR	31,200	326,352	France	1.7%

		1,869,220		9.8%

Energy

Renewable Energy Equipment

Vestas Wind Systems	11,000	275,398	Denmark	1.5%

Financials

Consumer Finance

Mastercard, Class A	860	278,958	United States	1.5%

Paypal	2,900	270,976	United States	1.4%
		549,934		2.9%

Life Insurance

Aviva ADR	45,600	439,128	United Kingdom	2.3%

P&C Insurance

Chubb	2,000	378,100	Switzerland	2.0%

		1,367,162		7.2%

Health Care

Biotech

BioNTech(2)	800	115,712	Germany	0.6%

Large Pharma

GlaxoSmithKline ADR	9,200	298,816	United Kingdom	1.6%

Johnson & Johnson	2,300	371,082	United States	1.9%

Novartis ADR	4,300	346,236	Switzerland	1.8%

Novo Nordisk ADR	5,100	541,110	Denmark	2.8%

Pfizer	8,000	361,840	United States	1.9%

Roche Holding ADR	9,000	363,960	Switzerland	1.9%
		2,283,044		11.9%

Medical Equipment

Koninklijke Philips	15,327	254,122	Netherlands	1.4%

		2,652,878		13.9%

Industrials

Commercial & Residential Building Equipment & Systems

Assa Abloy ADR	44,500	448,115	Sweden	2.3%

Legrand	6,200	448,867	France	2.4%
		896,982		4.7%

Electrical Components

TE Connectivity	3,200	403,872	Switzerland	2.1%

Electrical Power Equipment

Schneider Electric ADR	17,100	405,954	France	2.1%

Siemens ADR	5,300	270,035	Germany	1.4%
		675,989		3.5%

		1,976,843		10.3%

Materials

Specialty Chemicals

DSM Koninklijke	1,928	245,997	Netherlands	1.2%

Johnson Matthey	21,031	491,474	United Kingdom	2.6%

Novozymes ADR	6,550	374,922	Denmark	2.0%

		1,112,393		5.8%

Technology

Application Software

Adobe(2)	1,000	373,440	United States	2.0%

Dassault Systemes ADR	7,530	291,035	France	1.5%
		664,475		3.5%

Communications Equipment

Apple	4,000	628,880	United States	3.3%

Consumer Electronics

Nintendo ADR	11,325	578,708	Japan	3.0%

Sony ADR	4,000	317,400	Japan	1.7%
		896,108		4.7%

Electronics Components

Murata Manufacturing	4,000	215,852	Japan	1.1%

Information Services

Wolters Kluwer	5,000	489,256	Netherlands	2.6%

Infrastructure Software

Microsoft	1,438	375,994	United States	2.0%

IT Services

Accenture, Class A	1,600	461,536	Ireland	2.4%

CGI Group Class A(2)	6,000	475,200	Canada	2.5%
		936,736		4.9%

Semiconductor Devices

NXP Semiconductors	1,800	296,244	Netherlands	1.5%

STMicroelectronics	3,900	136,110	Switzerland	0.7%
		432,354		2.2%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	1,825	152,113	Taiwan	0.8%

		4,791,768		25.1%

Total investments	(Cost $15,955,056)	$16,852,144		88.3%

Other assets (net of liabilities)		2,243,653		11.7%

Total net assets		$19,095,797		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds – 52.1%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications
Telecom Italia(2)	5.303% due 05/30/2024	$500,000	$481,310	Italy	1.6%

Telfon Celular del Paraguay(3)	5.875% due 04/15/2027	900,000	861,750	Paraguay	2.9%

Vodafone Group(4)	7.00% due 04/04/2079	500,000	516,175	United Kingdom	1.7%

			1,859,235		6.2%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	500,000	501,422	Belgium	1.7%

Starbucks	2.45% due 06/15/2026	250,000	237,225	United States	0.8%

			738,647		2.5%
Consumer Staples
Coty(2)	5.00% due 04/15/2026	250,000	236,875	United States	0.8%

Danone(2)	2.589% due 11/02/2023	500,000	491,964	France	1.6%

Natura Cosmeticos SA(3)	4.125% due 05/03/2028	250,000	206,813	Brazil	0.7%

			935,652		3.1%
Financials
Aust & NZ Banking Group(2)	4.50% due 03/19/2024	500,000	499,980	Australia	1.7%

AXA(3,5)	5.125% due 01/17/2047	750,000	737,431	France	2.4%

Bank of Montreal	3.30% due 02/05/2024	500,000	495,526	Canada	1.6%

Bank of New Zealand(3)	3.648% due 11/16/2023	NZD 500,000	302,626	New Zealand	1.0%

Bank of Nova Scotia	4.90% due PERP	750,000	710,698	Canada	2.4%

Canadian Imperial Bank(6)	4.375% due 10/28/2080	CAD 1,650,000	1,170,117	Canada	3.9%

Iron Mountain(2)	5.25% due 07/15/2030	300,000	265,500	United States	0.8%

MAF Sukuk(3)	4.638% due 05/14/2029	800,000	805,125	United Arab Emirates	2.7%

Prologis LP	1.25% due 10/15/2030	200,000	160,107	United States	0.5%

Toronto-Dominion Bank(3)	1.128% due 12/09/2025	CAD 500,000	339,192	Canada	1.1%

Voya Financial(7)	4.70% due 01/23/2048	400,000	331,818	United States	1.1%

WLB Asset II C PTE Ltd(2)	3.90% due 12/23/2025	500,000	477,998	Singapore	1.6%

Women’s Livelihood Bond Asset II B(2)	3.95% due 12/10/2024	600,000	566,463	Singapore	1.9%

			6,862,581		22.7%
Health Care

Koninklijke Philips	7.125% due 05/15/2025	1,000,000	1,037,458	Netherlands	3.4%

Novartis Captial	3.00% due 11/20/2025	250,000	244,834	Switzerland	0.8%

Roche(2)	2.625% due 05/15/2026	200,000	191,037	Switzerland	0.6%

			1,473,329		4.8%
Industrials

Odfjell SE(Quarterly NIBOR plus 5.75%)(3,8)	7.87% due 01/21/2025	NOK 6,000,000	606,771	Norway	2.0%

Materials
BALL	5.25% due 07/01/2025	400,000	399,004	United States	1.3%

Stora Enso OYJ(2)	7.25% due 04/15/2036	200,000	227,137	Finland	0.8%

			626,141		2.1%
Technology
Koninklijke KPN	8.375% due 10/01/2030	250,000	291,363	Netherlands	1.0%

Microsoft	5.30% due 02/08/2041	600,000	680,145	United States	2.3%

Microsoft	3.625% due 12/15/2023	250,000	250,636	United States	0.8%

RELX	4.00% due 03/18/2029	400,000	387,166	United Kingdom	1.3%

			1,609,310		5.4%
Utilities

Tabreed Sukuk(3)	5.50% due 10/31/2025	750,000	781,327	United Arab Emirates	2.6%

United Utilities	6.875% due 08/15/2028	185,000	200,885	United Kingdom	0.7%

			982,212		3.3%

Total Corporate Bonds	(Cost $21,205,273)		$15,693,878		52.1%

Government Bonds – 23.0%

Government Bonds
International Finance Corp(3)	4.60% due 01/27/2023	BRL 5,000,000	$928,158	Brazil	3.1%

INTL BK RECON & DEVELOP	4.25% due 01/22/2026	MXN 35,000,000	1,490,582	Germany	5.0%

Ontario	2.65% due 02/05/2025	CAD 500,000	370,539	Canada	1.2%

Perusahaan Penerbit SBSN(3)	3.75% due 03/01/2023	500,000	499,936	Indonesia	1.6%

Perusahaan Penerbit SBSN(3)	3.55% due 06/09/2051	750,000	595,323	Indonesia	2.0%

			3,884,538		12.9%

Government Sponsored
Federal Farm Credit Bank	3.50% due 12/20/2023	500,000	499,979	United States	1.7%

Federal Home Loan Bank	1.65% due 10/06/2031	500,000	416,792	United States	1.3%

			916,771		3.0%

United States Treasury Bonds
United States Treasury Bond	2.250% due 08/15/2027	500,000	475,567	United States	1.6%

United States Treasury Bond	3.250% due 05/15/2042	1,250,000	1,200,195	United States	4.0%

United States Treasury Bond	2.875% due 05/15/2052	500,000	462,734	United States	1.5%

			2,138,496		7.1%
Total Government Bonds	(Cost $3,197,476)		$6,939,805		23.0%

Municipal Bonds – 20.8%

Floating Rate Bonds

Educational Services

Washington St Hgh Edu Facs Auth(9)	0.80% due 05/01/2028	$400,000	$400,000	United States	1.3%

Government Bonds

Tarrant Cnty Tx Hsg Fin Corp(9)	0.43% due 02/15/2036	350,000	350,000	United States	1.2%

Water Supply

Utah Water Finance Agency Revenue(9)	0.40% due 10/01/2035	1,400,000	1,400,000	United States	4.7%

Financial Services

Massachusetts St Hsg Fin Agy Hsg Re(9)	1.67% due 12/01/2048	500,000	500,000	United States	1.6%

New York City NY Hsg Dev Corp(9)	1.67% due 05/01/2062	1,500,000	1,500,000	United States	5.0%

Santa Cruz CA Redev Agy MF Rev(9)	1.73% due 08/15/2035	1,000,000	1,000,000	United States	3.3%

Sheridan Co Redev Agy Incr Revenue(9)	2.40% due 12/01/2029	1,100,000	1,100,000	United States	3.7%
			4,100,000		13.6%

Total Municipal Bonds	(Cost $6,250,000)		$6,250,000		20.8%

Total investments		(Cost $30,652,749)	$28,883,683		95.9%

Other assets (net of liabilities)			1,222,074		4.1%

Total net assets			$30,105,757		100.0%

(1)	Denotes a country or region of primary exposure
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2022, the net value of these securities was $3,939,685 representing 13.1% of net assets.

(3)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2022, the aggregate value of these securities was $6,664,452 representing 22.1% of net assets.

(4)	Vodafone Group is a fixed to float bond. The bond has a fixed rate until 04/04/2029. The interest rate represents the rate in effect at August 31, 2022.
(5)	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at August 31, 2022.
(6)	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at August 31, 2022.
(7)	Voya Financial is a fixed to float bond. The bond has a fixed rate until 01/23/2028. The interest rate represents the rate in effect at August 31, 2022.
(8)	Variable rate security. The interest rate represents the rate in effect at August 31, 2022 and resets periodically based on the parenthetically disclosed reference rate and spread.
(9)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

PERP: Security is perpetual in nature and has no stated maturity

BRL: Brazilian Real

CAD: Canadian Dollar

MXN: Mexican Peso

NOK: Norwegian Krone

NZD: New Zealand Dollar

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bonds – 92.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Educational Services

Boise City ID Indep Sch Dist	5.00% due 08/01/2032	$65,000	$72,933	0.5%

Financial Services

Idaho Housing & Finance Rev	3.00% due 07/01/2036	50,000	49,021	0.4%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	95,000	97,158	0.7%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	310,000	315,508	2.4%

			461,687	3.5%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	348,598	2.6%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	106,967	0.8%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	88,912	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	200,199	1.5%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	250,249	1.9%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	15,009	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	35,021	0.3%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	285,153	2.1%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	418,193	3.1%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	294,694	2.2%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	171,177	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	260,510	1.9%

Canyon Co ID Sch Dist #139 Vallivue	5.00% due 09/15/2030	200,000	228,641	1.7%

Caribou Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	301,554	2.2%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	158,040	1.2%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	132,725	1.0%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	125,075	0.9%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	40,022	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	275,750	2.1%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	101,473	0.7%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	202,928	1.5%

Madison Co ID Sch Dist #321 Rexburg	5.00% due 09/15/2034	25,000	27,299	0.2%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	272,620	2.0%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	155,930	1.2%

SUN VLY ID	5.00% due 09/15/2029	40,000	44,968	0.3%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	521,048	3.9%

Twin Falls Co ID SCD #411 Series A	4.00% due 09/15/2027	170,000	175,179	1.3%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2030	300,000	310,619	2.3%

Twin Falls Co ID SCD #411 Series B	4.75% due 09/15/2039	200,000	209,053	1.6%

			5,757,606	42.9%

Government Bonds

Idaho St Bldg Auth Health & Welfare	5.00% due 09/01/2043	25,000	27,115	0.2%

Idaho St Health Facs Auth	4.00% due 09/01/2045	265,000	245,967	1.8%

Idaho St Hsg & Fin Assn	5.00% due 07/15/2037	100,000	109,349	0.8%

			382,431	2.8%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	274,541	2.0%

Medical/Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	302,031	2.3%

Municipal Leases

Fremont Cnty ID Annual Approp COPS	4.00% due 09/01/2031	280,000	299,491	2.2%

Fremont Cnty ID Annual Approp COPS	4.00% due 09/01/2036	210,000	217,582	1.6%

Idaho Falls ID COPs	4.00% due 09/15/2028	310,000	330,730	2.5%

Idaho Falls ID COPS	4.00% due 09/15/2038	150,000	151,703	1.2%

Idaho St HLTH FACS ADA CNTY	4.00% due 09/01/2040	155,000	151,095	1.1%

			1,150,601	8.6%

Pollution Control

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,000	0.1%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	136,521	1.0%

Idaho Bond Bank Authority	4.00% due 09/15/2033	135,000	141,238	1.1%

			297,759	2.2%

Real Estate

Idaho Fish & Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	353,554	2.6%

Idaho Fish & Wildlife Foundation Rev	4.00% due 12/01/2036	200,000	205,351	1.5%

Idaho St HSG & FIN	2.25% due 07/01/2031	200,000	179,396	1.4%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	200,000	1.5%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	400,000	3.0%

			1,338,301	10.0%

State Education

Ada & Canyon ID SCH #3 Kuna	5.00% due 09/15/2030	25,000	27,460	0.2%

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	132,045	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	170,772	1.3%

Idaho State University Revenue	4.00% due 04/01/2027	170,000	177,206	1.3%

Idaho State University Revenue	4.00% due 04/01/2030	245,000	252,421	1.9%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	235,650	1.8%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	114,127	0.8%

Jefferson & Madison ID SCD #251	5.00% due 09/15/2032	25,000	28,393	0.2%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	364,404	2.7%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	295,592	2.2%

Univ of Idaho ID Revenues	4.00% due 04/01/2038	125,000	127,945	0.9%

			1,926,015	14.3%

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2032	195,000	202,425	1.5%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	263,292	2.0%

			465,717	3.5%

Total Municipal Bonds	(Cost $12,814,834)		$12,429,622	92.6%

Municipal Revenue Bonds – 2.3%

Government Bonds

ID ST Hsg & Fin Assn Sales Tax Rev	5.00% due 08/15/2042	$125,000	$140,169	1.1%

ID ST Hsg & Fin Assn Sales Tax Rev	5.00% due 08/15/2047	150,000	166,603	1.2%

Total Muni Revenue Bond	(Cost $322,331)		$306,772	2.3%

Total investments		(Cost $13,137,165)	$12,736,394	94.9%

Other assets (net of liabilities)			681,375	5.1%

Total net assets			$13,417,769	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Growth

Common Stocks(1)	$52,719,139	$-	$-	$52,719,139
Total Assets	$52,719,139	$-	$-	$52,719,139

Idaho Tax-Exempt

Municipal Bonds(1)	$-	$12,429,622	$-	$12,429,622

Municipal Revenue Bonds(1)		$306,772		$306,772
Total Assets	$-	$12,736,394	$-	$12,736,394

Sextant Bond Income

Corporate Bonds(1)	$-	$6,606,120	$-	$6,606,120

Government Bonds(1)	$-	$2,753,373	$-	$2,753,373

Municipal Bonds(1)	$-	$160,000	$-	$160,000
Total Assets	$-	$9,519,493	$-	$9,519,493

Sextant Short-Term Bond

Corporate Bonds(1)	$-	$7,390,091	$-	$7,390,091

Government Bonds(1)	$-	$4,262,379	$-	$4,262,379
Total Assets	$-	$11,652,470	$-	$11,652,470

Sextant International

Common Stocks

Communications	$1,756,560	$-	$-	$1,756,560

Consumer Discretionary	$3,958,084	$640,766	$-	$4,598,850

Consumer Staples	$590,070	$2,667,790	$-	$3,257,860

Energy	$252,550	$-	$-	$252,550

Health Care	$6,325,142	$2,139,819	$-	$8,464,961

Industrials	$1,189,100	$1,638,184	$-	$2,827,284

Materials	$4,102,632	$1,498,177	$-	$5,600,809

Technology	$13,777,616	$6,178,444	$-	$19,956,060

Utilities	$1,311,000	$936,061	$-	$2,247,061
Total Assets	$33,262,754	$15,699,241	$-	$48,961,995

Sextant Core

Common Stocks

Communications	$589,400	$-	$-	$589,400

Consumer Discretionary	$840,424	$-	$-	$840,424

Consumer Staples	$596,382	$-	$-	$596,382

Energy	$806,404	$-	$-	$806,404

Financials	$700,795	$-	$-	$700,795

Health Care	$1,392,412	$161,377	$-	$1,553,789

Industrials	$1,731,960	$-	$-	$1,731,960

Materials	$727,224	$-	$-	$727,224

Technology	$1,570,823	$-	$-	$1,570,823

Utilities	$511,296	$-	$-	$511,296
Total Common Stocks	$9,467,120	$161,377	$-	$9,628,497
Corporate Bonds(1)		$4,166,421	$-	$4,166,421
Government Bonds(1)	$-	$2,917,662	$-	$2,917,662
Municipal Bonds(1)	$-	$213,233	$-	$213,233
Total Assets	$9,467,120	$7,458,693	$-	$16,925,813

Sextant Global High Income

Common Stocks

Communications	$696,076	$131,497	$-	$827,573

Consumer Discretionary	$-	$213,486	$-	$213,486

Consumer Staples	$29,900	$-	$-	$29,900

Energy	$438,585	$-	$-	$438,585

Financials	$327,150	$249,845	$-	$576,995

Health Care	$331,220	$-	$-	$331,220

Materials	$731,690	$172,015	$-	$903,705

Technology	$404,500	$205,116	$-	$609,616

Total Common Stocks	$3,676,136	$1,133,864	$-	$3,931,080
Corporate Bonds(1)	$-	$2,769,790	$-	$2,769,790
Government Bonds(1)	$-	$1,223,322	$-	$1,223,322
Municipal Bonds(1)	$-	$51,388	$-	$51,388
Total Assets	$3,676,136	$5,178,364	$-	$7,975,580

Sustainable Equity

Common Stocks

Communications	$291,408	$-	$-	$291,408

Consumer Discretionary	$2,515,074	$-	$-	$2,515,074

Consumer Staples	$1,869,220	$-	$-	$1,869,220

Energy	$-	$275,398	$-	$275,398

Financials	$1,367,162	$-	$-	$1,367,162

Health Care	$2,652,878	$-	$-	$2,652,878

Industrials	$1,527,976	$448,867	$-	$1,976,843

Materials	$374,922	$737,471	$-	$1,112,393

Technology	$4,086,660	$705,108	$-	$4,791,768
Total Assets	$14,685,300	$2,166,844	$-	$16,852,144

Sustainable Bond

Corporate Bonds(1)	$-	$15,693,878	$-	$15,693,878

Government Bonds(1)	$-	$6,939,805	$-	$6,939,805

Municipal Bonds(1)	$-	$6,250,000	$-	$6,250,000
Total Assets	$-	$28,883,683	$-	$28,883,683

¹	See Schedule of Investments for industry breakout.

There were no transfers between Level 1 and Level 2 during the period ending August 31, 2022